ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)							12 Months Ended
	Dec. 18, 2024	Oct. 11, 2024	May 02, 2024	Dec. 22, 2023	Dec. 29, 2022	Dec. 22, 2022	Dec. 31, 2024	Dec. 31, 2023	Apr. 14, 2025	Apr. 13, 2025	Mar. 25, 2025	Jan. 06, 2025
Subsidiary, Sale of Stock [Line Items]
Investment of cash in trust account						$ 61,200,000
Cash deposited in trust account per unit						$ 10.20
Redemption ordinary per share	$ 11.41			$ 10.71
Percentage of public shares that would not be redeemed if business combination is not completed within combination period							100.00%
Expenses payable on dissolution							$ 100,000
Shares with redemption	3,151,473			2,174,171			3,854,856
Cash remained in trust account	$ 17,962,587			$ 23,282,936			$ (2,581,773)	$ (3,618,539)
tangible assets net	5,000,001
Cash held in trust escrow account not yet deposited	55,000						55,000
Values with redemption	$ 35,956,676						35,956,676	23,282,936
Escrow Deposit							55,000
Notes and Loans Payable, Current							0	0
Cash							4,215	28,560
Working capital deficit							1,745,636
Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed							623,449	165,000
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Escrow Deposit									$ 935,000
Promissory Note [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed			$ 440,000
Promissory Note [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount											$ 935,000	$ 200,000
Extension Note Two [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed			$ 440,000
Conversion price			$ 10.00
Extension Note Two [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed							440,000	0
Extension Note Two [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount											$ 935,000
Promissory Note 2 [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed			$ 126,000
Conversion price			$ 10.00
Promissory Note 2 [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed							126,000	$ 0
Promissory Note Three [Member]
Subsidiary, Sale of Stock [Line Items]
Loan borrowed		$ 100,000
Notes and Loans Payable, Current							57,449
Promissory Note Three [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount										$ 350,000		$ 200,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares						6,000,000
Proceeds from sale of units						$ 60,000,000	$ 2,415,000
Sale of stock, price per share						$ 10.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of private units sold, shares						390,000
Sale of stock, price per share						$ 10.00
Proceeds from issuance of private units						$ 3,900,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock, shares					900,000
Number of private units sold, shares					40,500
Units issued aggregate amount					$ 9,000,000
Redemption ordinary per share					$ 10.00
Proceeds from issuance of private units					$ 405,000